Ordinary Share (Details)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 21, 2021 HKD ($) $ / shares shares
Ordinary Share [Line Items]
Authorized share capital (in Dollars)		$ 1,000,000,000			$ 128,205,128	$ 1,000,000,000
Common Stock, Shares Authorized		4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, par value | (per share)	$ 0.03	$ 0.25	$ 0.03	$ 0.25
Common Stock, Shares Issued		20,000,000	20,000,000	20,000,000
Common Stock, Shares Outstanding		20,000,000	20,000,000	20,000,000
Ordinary Shares [Member]
Ordinary Share [Line Items]
Common Stock, Shares Authorized					1,000,000,000	1,000,000,000
Ordinary shares, par value | (per share)		$ 0.25			$ 0.1282	$ 1